REAL ESTATE INVESTMENTS - Portfolio Concentrations (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Total Investment in Real Estate Property, Net	$ 219,865,354		$ 219,865,354		$ 224,648,345	$ 135,235,616
Total revenues					17,984,625	7,390,206
Net Carrying Value	233,852,427		233,852,427		238,924,160	149,759,638
AvAir, AZ
Real Estate [Line Items]
Total revenues	$ 666,774	$ 653,374	$ 1,333,549	$ 1,289,146	$ 2,670,159	$ 2,100,000
Percentage of Total Assets	11.30%	14.90%	11.30%	16.40%	14.80%	19.90%
AvAir, AZ | Percentage of Total Assets
Real Estate [Line Items]
Total Investment in Real Estate Property, Net					$ 26,634,909	$ 27,353,125
Percentage of Total Assets					10.60%	17.40%
Costco
Real Estate [Line Items]
Total revenues	$ 697,522	$ 0	$ 1,376,025	$ 0
Percentage of Total Assets	11.80%	0.00%	11.70%	0.00%
Costco | Percentage of Total Assets
Real Estate [Line Items]
Total Investment in Real Estate Property, Net	$ 29,326,096		$ 29,326,096		$ 29,974,716	$ 0
Percentage of Total Assets			11.70%		11.90%	0.00%
Northrop Grumman
Real Estate [Line Items]
Total revenues					$ 0	$ 1,162,274
Percentage of Total Assets					0.00%	11.00%